Expense Example - Investor A, C, Institutional and Class R - BLACKROCK 40/60 TARGET ALLOCATION FUND	Jan. 28, 2021 USD ($)
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 35
Expense Example, with Redemption, 3 Years	149
Expense Example, with Redemption, 5 Years	273
Expense Example, with Redemption, 10 Years	635
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	591
Expense Example, with Redemption, 3 Years	737
Expense Example, with Redemption, 5 Years	897
Expense Example, with Redemption, 10 Years	1,359
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	246
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	795
Expense Example, with Redemption, 10 Years	1,540
Class R Shares
Expense Example:
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	550
Expense Example, with Redemption, 10 Years	$ 1,242